Other non-current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Deferred revenue	$ 39.9		$ 33.6
Derivative financial instruments	2.5	[1]	2.3	[1]
Total non-current liabilities	$ 42.4		$ 35.9

[1]	Derivative financial instruments consist of unrealized losses on interest rate swaps. Additional disclosure has been provided in Note 24.